Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments [Abstract]
Schedule of Future Minimum Commitment Under Binding Short-Term Operating Lease Agreements	As of December 31, 2023, the future minimum commitment under binding short-term operating lease agreements is as follows:
Lease of premises

2024	$70
$70